SHAREHOLDERS' CAPITAL DEFICIENCY (Details 2) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate intrinsic value, exercised	$ 12	$ 178
Vested and expected to vest	5,200,407	4,710,727
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares outstanding - beginning	4,710,727
Weighted average exercise price - beginning	$ 5.16
Weighted average contractural term	7 years 6 months 10 days	4 years 3 months 3 days
Aggregate intrinsic value, beginning	$ 13,681
Number of shares, granted	967,472
Weighted average exercise price, granted	$ 4.21
Number of shares, forfeited	(219,764)
Weighted average exercise price, forfeited	$ 8.04
Number of shares, expired	(202,463)
Weighted average exercise price, expired	$ 6.29
Number of shares, exercised	(55,565)
Weighted average exercise price, exercised	$ 5.55
Aggregate intrinsic value, exercised	$ 12
Shares outstanding - ending	5,200,407	4,710,727
Weighted average exercise price - ending	$ 4.37	$ 5.16
Aggregate intrinsic value, ending	$ 7,472	$ 13,681
Weighted average exercise price, Vested and expected to vest	$ 4.37	$ 5.16
Weighted average contractural term, Vested and expected to vest	7 years 6 months 10 days	4 years 3 months 3 days
Aggregate intrinsic value, vested and expected to vest	$ 7,472	$ 13,681
Shares exercisable	4,165,659	3,333,715
Weighted average exercise price - exercisable	$ 3.33	$ 3.28
Weighted average contractural term	7 years 4 months 24 days	1 year 1 month 17 days
Aggregate intrinsic value, exercisable	$ 7,215	$ 11,175